SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Schedule of share option grant valuation assumptions

	Years ended December 31,
	2011	2012	2013
Expected volatility	—	58.8% - 60.3%	103.5%
Risk-free interest rate	—	1.17% - 1.27%	0.86%
Dividend yield	—	0.00%	0.00%
Expected term (in years)	—	3.5	3.5
Weighted average fair value of the underlying shares on the date of option grants (US$)	—	0.03	0.04

Schedule of share options activities

		Share options Outstanding
	Share options available	Number of Share options	Weighted Average Exercise Price (US$)
Balance as of December 31, 2008	10,576,880	41,900,000	0.12

Share options granted	(3,400,000)	3,400,000	0.32
Share options cancelled/forfeited	1,500,000	(1,500,000)	0.11

Balance as of December 31, 2009	8,676,880	43,800,000	0.13

Share options granted	(5,250,000)	5,250,000	0.27
Share options cancelled/forfeited	2,150,000	(2,150,000)	0.14
Share options exercised	—	(3,599,143)	0.11

Balance as of December 31, 2010	5,576,880	43,300,857	0.15

Share options granted	—	—	—
Share options cancelled/forfeited	1,840,536	(1,840,536)	0.18
Share options exercised	—	(977,582)	0.09

Balance as of December 31, 2011	7,417,416	40,482,739	0.15
Share options granted	(900,000)	900,000	0.03
Share options cancelled/forfeited	2,300,000	(2,300,000)	0.14
Balance as of December 31, 2012	8,817,416	39,082,739	0.02

Share options granted	(2,577,120)	2,577,120	0.04
Share options exercised	—	(1,245,334)	0.02
Balance as of December 31, 2013	6,240,296	40,414,525	0.02

Schedule of weighted average remaining contractual life and exercise price for the share options outstanding and exercisable

The following table summarizes the weighted average remaining contractual life and exercise price for the share options outstanding and exercisable as of December 31, 2013:

	Share options Outstanding			Share options Exercisable
Range of Exercise Prices (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price US($)
$0.023	21,337,405	3.52	0.02	21,337,405	3.52	0.02
$0.025	16,000,000	3.52	0.03	16,000,000	3.52	0.03
$0.034	500,000	3.67	0.03	166,667	3.67	0.03
$0.038	2,577,120	4.86	0.04	—	—	—

	40,414,525	3.61	0.02	37,504,072	3.52	0.02